CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 47,692	$ 63,396
Restricted cash	159	1,024
Trade and other receivables (note 5)	14,718	15,644
Inventories (note 6)	25,112	33,738
Other current assets (note 7)	4,278	5,680
Total current assets	91,959	119,482
Non-current assets:
Other receivables (note 5)	8,317	11,836
Mineral properties, plant and equipment (note 8)	119,168	110,559
Exploration and evaluation assets (note 9)	27,303	26,334
Other assets (note 10)	17,296	12,209
Total Assets	264,043	280,420
Current liabilities:
Trade payables and accrued liabilities (note 11(a))	48,736	53,221
Current portion of borrowings (note 12)	42,614	30,933
Derivative liabilities (note 13)		2,974
Reclamation and remediation provisions - current (note 14)	406	958
Total current liabilities	91,756	88,086
Non-current liabilities:
Other liabilities (note 11(b))	2,967	6,117
Borrowings (note 12)	6,329	2,465
Reclamation and remediation provisions (note 14)	70,464	67,367
Deferred tax liabilities	4,536	4,682
Total liabilities	176,052	168,717
Shareholders' equity:
Share capital (note 15)	291,561	268,872
Reserves	7,444	11,604
Deficit	(211,014)	(168,773)
Total Equity	87,991	111,703
Total Liabilities and Stockholders Equity	$ 264,043	$ 280,420